EMPLOYEE BENEFITS - Monte Carlo simulation pricing model (Details) - Forecast	Oct. 19, 2025 yr R / shares	Oct. 20, 2024 yr R / shares	Oct. 26, 2023 yr R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of 80% performance shares (in ZAR per share)	R 5.54	R 7.34	R 10.49
Weighted average fair value of 20% retention shares (in ZAR per share)	R 8.6	R 12.32	R 18.67
Expected term (years) | yr	3	3	3
Grant date share price of a DRDGOLD share	R 9.48	R 13.55	R 19.43
Expected dividend yield	3.24%	3.15%	1.33%
Expected volatility	58.00%	60.20%	63.07%
Expected risk free rate	8.10%	5.78%	3.82%